INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET

16. INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	As of December 31,
	2014	2015
	RMB	RMB
Trademark	1,828,762	3,071,480
Computer software	11,240,538	23,457,861
Less: accumulated amortization	(3,105,252)	(5,326,100)
Intangible assets, net	9,964,048	21,203,241

Amortization expense was RMB953,290 , RMB1,136,953 and RMB2,223,458 for the years ended December 31, 2013, 2014 and 2015, respectively.